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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       61

Form 13F Information Table Value Total:   $  31,864
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ABB LTD-SPON ADR                    SPONS ADR     000375204     $378         19,500    SH          SHARED       NONE        19,500
ABB LTD-SPON ADR                    SPONS ADR     000375204     $217         11,200         CALL   SHARED       NONE        11,200
ACTEL CORP                          COM           004934105     $946         75,800    SH          SHARED       NONE        75,800
ARRIS GROUP INC                     COM           04269Q100     $629         81,400    SH          SHARED       NONE        81,400
AZZ INC                             COM           002474104     $414         10,000    SH          SHARED       NONE        10,000
BIOGEN IDEC INC                     COM           09062X103     $231          4,600    SH          SHARED       NONE         4,600
CHART INDUSTRIES INC                COM PAR $0.01 16115Q308     $266          9,300    SH          SHARED       NONE         9,300
CHATTEM INC                         NOTE 1.625%   162456AR8     $621        524,000    PRN         SHARED       NONE       524,000
CHICAGO BRIDGE & IRON-NY SHR        N Y REGRY SH  167250109     $366         19,000    SH          SHARED       NONE        19,000
CLEAN HARBORS INC                   COM           184496107     $770         11,400    SH          SHARED       NONE        11,400
COMSTOCK RESOURCES INC              COM NEW       205768203     $1,446       28,900    SH          SHARED       NONE        28,900
COVENTRY HEALTH CARE INC            COM           222862104     $260          8,000    SH          SHARED       NONE         8,000
CROSS COUNTRY HEALTHCARE INC        COM           227483104     $186         11,400    SH          SHARED       NONE        11,400
DYCOM INDUSTRIES INC                COM           267475101     $336         25,800    SH          SHARED       NONE        25,800
ENERGY SELECT SECTOR SPDR           SBI INT-ENGY  81369Y506     $449          7,100         PUT    SHARED       NONE         7,100
ENERGY SELECT SECTOR SPDR           SBI INT-ENGY  81369Y506     $380          6,000         PUT    SHARED       NONE         6,000
ENERGYSOLUTIONS INC                 DEPOSITARY SH 292756202     $357         35,700    SH          SHARED       NONE        35,700
EPIQ SYSTEMS INC                    COM           26882D109     $384         28,200    SH          SHARED       NONE        28,200
FOREST LABORATORIES INC             COM           345838106     $311         11,000    SH          SHARED       NONE        11,000
FORMFACTOR INC                      COM           346375108     $303         17,400    SH          SHARED       NONE        17,400
FRONTIER OIL CORP                   COM           35914P105     $295         16,000    SH          SHARED       NONE        16,000
GRAFTECH INTERNATIONAL LTD          COM           384313102     $367         24,300    SH          SHARED       NONE        24,300
HANOVER INSURANCE GROUP INC/        COM           410867105     $933         20,500    SH          SHARED       NONE        20,500
HOLLY CORP                          COM PAR $0.01 435758305     $231          8,000    SH          SHARED       NONE         8,000
INNOPHOS HOLDINGS INC               COM           45774N108     $219          9,000    SH          SHARED       NONE         9,000
INTERNATIONAL COAL GROUP INC        COM           45928H106     $270         43,200    SH          SHARED       NONE        43,200
INVENTIV HEALTH INC                 COM           46122E105     $189         10,700    SH          SHARED       NONE        10,700
ISHARES LEHMAN 20+ YR TREAS         20+ YR TRS BD 464287432     $756          8,000         PUT    SHARED       NONE         8,000
ISHARES LEHMAN 20+ YR TREAS         20+ YR TRS BD 464287432     $378          4,000         PUT    SHARED       NONE         4,000
ISHARES RUSSELL 2000                RUSSELL 2000  464287655     $680         10,000         PUT    SHARED       NONE        10,000
ISHARES RUSSELL 2000                RUSSELL 2000  464287655     $2,067       30,400         PUT    SHARED       NONE        30,400
ISHARES RUSSELL 2000                RUSSELL 2000  464287655     $1,333       19,600         PUT    SHARED       NONE        19,600
ITRON INC                           NOTE 2.500%   465741AJ8     $590        412,000    PRN         SHARED       NONE       412,000
KLA-TENCOR CORPORATION              COM           482480100     $225          7,100    SH          SHARED       NONE         7,100
MEMC ELECTRONIC MATERIALS           COM           552715104     $398         14,100    SH          SHARED       NONE        14,100
MERIT MEDICAL SYSTEMS INC           COM           589889104     $625         33,300    SH          SHARED       NONE        33,300
MIDCAP SPDR TRUST SERIES 1          UNIT SER 1    595635103     $2,939       22,300         PUT    SHARED       NONE        22,300
NAVIGANT CONSULTING INC             COM           63935N107     $422         21,200    SH          SHARED       NONE        21,200
NCI BUILDING SYS INC                NOTE 2.125%   628852AGO     $561        580,000    PRN         SHARED       NONE       580,000
OLIN CORP                           COM PAR $1    680665205     $652         33,600    SH          SHARED       NONE        33,600
PENFORD CORP                        COM           707051108     $504         28,500    SH          SHARED       NONE        28,500
POWERSECURE INTERNATIONAL IN        COM           73936N105     $424         70,000    SH          SHARED       NONE        70,000
POWERSHARES QQQ                     UNIT SER 1    73935A104     $584         15,000         PUT    SHARED       NONE        15,000
POWERSHARES QQQ                     UNIT SER 1    73935A104     $584         15,000         PUT    SHARED       NONE        15,000
REX ENERGY CORP                     COM           761565100     $175         11,100    SH          SHARED       NONE        11,100
SAUER-DANFOSS INC                   COM           804137107     $235          9,500    SH          SHARED       NONE         9,500
SAVVIS INC                          COM NEW       805423308     $247         18,400    SH          SHARED       NONE        18,400
SEACHANGE INTERNATIONAL INC         COM           811699107     $835         86,400    SH          SHARED       NONE        86,400
SKYWORKS SOLUTIONS INC              COM           83088M102     $263         31,400    SH          SHARED       NONE        31,400
SMART MODULAR TECHNOLOGIES          ORD SHS       G82245104     $283         94,400    SH          SHARED       NONE        94,400
SPDR GOLD TRUST                     GOLD SHS      78463V107     $681          8,000         PUT    SHARED       NONE         8,000
SPDR TRUST SERIES 1                 UNIT SER 1    78462F103     $650          5,600         PUT    SHARED       NONE         5,600
ST MARY LAND & EXPLORATION          COM           792228108     $531         14,900    SH          SHARED       NONE        14,900
STEELCASE INC-CL A                  CL A          858155203     $178         16,600    SH          SHARED       NONE        16,600
SYMMETRY MEDICAL INC                COM           871546206     $262         14,100    SH          SHARED       NONE        14,100
TETRA TECHNOLOGIES INC              COM           88162F105     $586         42,300    SH          SHARED       NONE        42,300
TRINITY BIOTECH PLC-SPON ADR        SPONS ADR NEW 896438306     $71          25,000    SH          SHARED       NONE        25,000
TXCO RESOURCES INC                  COM           87311M102     $240         23,900    SH          SHARED       NONE        23,900
UNIT CORP                           COM           909218109     $259          5,200    SH          SHARED       NONE         5,200
UNITED STATES OIL FUND LP           UNITS         91232N108     $402          4,900         PUT    SHARED       NONE         4,900
UNITED STATES OIL FUND LP           UNITS         91232N108     $492          6,000         PUT    SHARED       NONE         6,000


								$31,864


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